ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

September 19, 2016	William M. Beaudoin T +1 617 854 2337 F +1 617 235 9923 William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds I
File Nos. 033-44909 and 811-06520

Ladies and Gentlemen:

On behalf of AMG Funds I (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on August 26, 2016 under Rule 497(e) (SEC Accession No. 0001193125-16-693999), to the:

(i)	Prospectus and Statement of Additional Information for AMG Managers Brandywine Fund and AMG Managers Brandywine Blue Fund, each dated February 1, 2016, as supplemented July 28, 2016;

(ii)	Prospectus and Statement of Additional Information for AMG Managers Brandywine Advisors Mid Cap Growth Fund, each dated February 1, 2016, as supplemented March 7, 2016 and July 28, 2016;

(iii)	Prospectus and Statement of Additional Information for AMG FQ Tax-Managed U.S. Equity Fund and AMG FQ U.S. Equity Fund, each dated March 1, 2016, as supplemented July 28, 2016; and

(iv)	Prospectus and Statement of Additional Information for AMG Frontier Small Cap Growth Fund, each dated March 1, 2016, as supplemented July 28, 2016.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

Securities and Exchange Commission	- 2 -	September 19, 2016

If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin